Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Software	– 5 years
Trademarks	– 10 years
Patents	– 10 years

Schedule of disaggregation of revenue
	Fiscal Year Ended December 31,		2019 to 2018
	2019	2018	% Change
	(dollars in thousands)
Revenues
Advertising	$17,806	$20,703	(14.0)%
License	-	203	(100.0)%
Technology Services	973	136	615.4%

Total revenues	$18,779	$21,042	(10.8)%

Advertising	94.8%	98.3%
License	-	1.0%
Technology Services	5.2%	0.7%

Total	100.0%	100.0%

Schedule of reconciliation of basic and diluted net loss per share
	Year Ended December 31,
	2019	2018	2017
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$(31,513,178)	$(11,927,536)	$(6,810,454)
Weighted average ordinary stock outstanding - basic and diluted	201,005,995	72,919,624	1
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(0.16)	$(0.16)	$(6,810,454)

Schedule of major customers

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended December 31,
Customer	2019	2018	2017
A	33%	-	-
B	12%	-	-
C	12%	-	-
D	-	26%	81%
E	-	26%	-
F	-	25%	-
G	-	14%	-
H	-	-	14%

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	December 31,
Customer	2019	2018
E	31%	24%
F	29%	24%
B	15%	-
I	12%	-
D	-	23%
G	-	13%
H	-	12%